Investment Risks	Jan. 02, 2026
VistaShares Target 15 Berkshire Select Income ETF | Berkshire Hathaway Management Change [Member]
Prospectus [Line Items]
Risk [Text Block]

Berkshire Hathaway Management Change: The share price of Berkshire Hathaway’s stock (including BRK.B) has been significantly affected by the leadership and public profile of Warren E. Buffett, who has long shaped Berkshire Hathaway’s strategy and image. Mr. Buffett has stepped down as CEO on January 1, 2026, with Greg Abel succeeding him. While the succession plan offers continuity, Mr. Buffett’s continued role as Chairman and any changes in his involvement may impact investor sentiment and lead to increased volatility. The market’s perception of Mr. Abel’s leadership and potential strategic shifts could also introduce uncertainty and materially affect the Fund’s performance.